Other Receivables, Prepayments and Deposits (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Other Receivables, Prepayments and Deposits
Prepayments	$ 7,082	$ 7,108
Interest receivables	2,842	2,936
Deposits	1,057	1,065
Value-added tax receivables	363	2,166
Others	3,370	1,614
Total	14,714	14,889
Allowance for credit losses of other receivables, prepayments and deposits	$ 0	$ 0